Ohio National Fund, Inc.

Supplement dated September 18, 2018

to the Prospectus dated May 1, 2018

The following supplements and amends the prospectus dated May 1, 2018, as previously supplemented:

ON Conservative Model Portfolio

Under the section “Management,” the following information replaces the corresponding section in its entirety:

Investment Adviser: Ohio National Investments, Inc. (“Adviser”).

Portfolio Managers:

Name	Title	Date Began Managing Portfolio
Gary Rodmaker	President of Adviser; Chair of the Asset Allocation Committee	March 2017
Paul Gerard	Vice President of Adviser; Asset Allocation Committee Member	March 2017
Nick Trivett	Investment Officer of Adviser; Asset Allocation Committee Member	March 2017
Tara York	Asset Allocation Committee Member	September 2018

ON Moderately Conservative Model Portfolio

Under the section “Management,” the following information replaces the corresponding section in its entirety:

Investment Adviser: Ohio National Investments, Inc. (“Adviser”).

Portfolio Managers:

Name	Title	Date Began Managing Portfolio
Gary Rodmaker	President of Adviser; Chair of the Asset Allocation Committee	March 2017

Paul Gerard	Vice President of Adviser; Asset Allocation Committee Member	March 2017
Nick Trivett	Investment Officer of Adviser; Asset Allocation Committee Member	March 2017
Tara York	Asset Allocation Committee Member	September 2018

ON Balanced Model Portfolio

Under the section “Management,” the following information replaces the corresponding section in its entirety:

Investment Adviser: Ohio National Investments, Inc. (“Adviser”).

Portfolio Managers:

Name	Title	Date Began Managing Portfolio
Gary Rodmaker	President of Adviser; Chair of the Asset Allocation Committee	March 2017
Paul Gerard	Vice President of Adviser; Asset Allocation Committee Member	March 2017
Nick Trivett	Investment Officer of Adviser; Asset Allocation Committee Member	March 2017
Tara York	Asset Allocation Committee Member	September 2018

ON Moderate Growth Model Portfolio

Under the section “Management,” the following information replaces the corresponding section in its entirety:

Investment Adviser: Ohio National Investments, Inc. (“Adviser”).

Portfolio Managers:

Name	Title	Date Began Managing Portfolio
Gary Rodmaker	President of Adviser; Chair of the Asset Allocation Committee	March 2017

Paul Gerard	Vice President of Adviser; Asset Allocation Committee Member	March 2017
Nick Trivett	Investment Officer of Adviser; Asset Allocation Committee Member	March 2017
Tara York	Asset Allocation Committee Member	September 2018

ON Growth Model Portfolio

Under the section “Management,” the following information replaces the corresponding section in its entirety:

Investment Adviser: Ohio National Investments, Inc. (“Adviser”).

Portfolio Managers:

Name	Title	Date Began Managing Portfolio
Gary Rodmaker	President of Adviser; Chair of the Asset Allocation Committee	March 2017
Paul Gerard	Vice President of Adviser; Asset Allocation Committee Member	March 2017
Nick Trivett	Investment Officer of Adviser; Asset Allocation Committee Member	March 2017
Tara York	Asset Allocation Committee Member	September 2018

Fund Management

Under the section “Management of Portfolios,” the following information replaces the corresponding section in its entirety and the information regarding Tara York is added.

The Portfolios are managed by the Asset Allocation Committee, comprised of Gary Rodmaker, Paul Gerard, Nick Trivett and Tara York. Gary Rodmaker has primary responsibility as Chair of the Asset Allocation Committee.

Gary Rodmaker is President of the Adviser and is Chair of the Asset Allocation Committee. He also is Vice President, Fixed Income Securities for Ohio National Life since 2014. Prior to joining Ohio National Life, Mr. Rodmaker was Managing Director, Fixed Income, Derivatives and Index at Ameritas Investment Advisors and its predecessors, where he served from 1989 to 2014. Mr. Rodmaker was also Vice President of Union Central Life from 1996 to 2014. Mr. Rodmaker is a Chartered Financial Analyst

and Fellow, Life Management Institute. Mr. Rodmaker earned a bachelor of science in business administration from Xavier University.

Paul Gerard is Vice President of the Adviser and is a member of the Asset Allocation Committee. He also is Senior Vice President and Chief Investment Officer of Ohio National Life and Chief Investment Officer of National Security. In addition to his participation in the Investment Committee, he oversees the management of the Fund’s ON Bond Portfolio (formerly Bond Portfolio) and the fixed-income component of the ON Omni Portfolio (formerly Omni Portfolio). Mr. Gerard has a bachelor’s degree in accounting from Indiana University and a master of business administration degree in finance from the University of Illinois. He has been an investment officer of Ohio National Life since 2009 and Chief Investment Officer since 2016. He previously had more than 20 years of experience as a Senior Investment Officer, Fixed Income Portfolio Manager, and Chief Investment Officer at financial service companies. Mr. Gerard is a Chartered Financial Analyst and Fellow, Life Management Institute.

Nick Trivett is Investment Officer of the Adviser and is a member of the Asset Allocation Committee. Mr. Trivett also is a Senior Credit Analyst for Ohio National Life. Prior to joining Ohio National in 2014, he worked as a High Yield Fixed Income Analyst and an Investment Banking Analyst at other financial service companies. Mr. Trivett has a bachelor’s degree in accounting and finance from Xavier University and is a Chartered Financial Analyst.

Tara York is a member of the Asset Allocation Committee. She also is a Fund Evaluation Analyst for ONLI. Prior to joining Ohio National in 2017, she was an investment advisor for PNC Institutional Asset Management. Ms. York has a bachelor’s degree in finance from the Ohio State University and is a Chartered Financial Analyst.

The Fund’s SAI provides information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of the Fund’s shares.

Although each Portfolio is currently managed by the Adviser, the Adviser may hire sub-advisers or consultants to provide day-to-day portfolio management or analysis for a Portfolio in the future. The Fund and the Adviser have received an exemptive order from the SEC that permits the Adviser, subject to certain conditions, to appoint, dismiss and replace sub-advisers and to amend sub-advisory agreements subject to the approval of the Fund’s Board of Directors and without obtaining shareholder approval.    In these circumstances, shareholders would receive notice of such action, including information concerning any new sub-adviser. The Portfolios may not rely on the exemptive order with respect to sub-advisers that are affiliated with the Adviser.

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